Document and Entity Information	Mar. 13, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Mar. 13, 2025
Document Effective Date	Mar. 13, 2025
Document Period End Date	Mar. 13, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Mar. 13, 2025
Amendment Flag	false
Innovator Equity Premium Income – Daily PutWrite ETF | Innovator Equity Premium Income - Daily PutWrite ETF
Prospectus:
Trading Symbol	SPUT